PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 85.9% of Net Assets

Non-Convertible Bonds – 85.7%

	ABS Car Loan – 0.7%
$8,775,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	$8,886,388
2,396,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	2,525,789
2,113,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	2,121,301
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,748,545
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	7,141,577
303,344	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	303,497
2,460,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	2,452,391
3,525,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	3,511,287
8,181,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	8,172,713
8,315,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	8,290,165
9,095,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	9,007,313

		59,160,966

	ABS Home Equity – 0.7%
969,560	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	982,393
1,013,207	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	1,012,783
591,464	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	594,378
3,395,245	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	3,430,070
2,281,807	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	2,309,397
877,200	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	890,459
3,763,305	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	3,844,521
14,959	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	15,245
20,146,383	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.010%, 6/17/2037, 144A(b)(c)	20,149,522
81,969	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	81,977
1,562,505	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	1,572,345
306,675	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	308,642

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 822,415	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048, 144A(a)	$830,584
1,231,166	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	1,240,546
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.149%, 10/25/2053, 144A(a)	1,341,480
4,254,377	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,342,798
609,924	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	611,362
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,236,664
6,240,081	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	6,452,102

		55,247,268

	ABS Other – 1.7%
20,602,315	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	20,116,741
14,800,000	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	14,733,814
11,628,000	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	11,560,281
7,640,189	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	7,692,662
10,082,214	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	10,043,793
7,094,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	7,244,457
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30-day Average SOFR + 0.760%, 0.810%, 6/16/2036, 144A(b)	13,505,980
26,494,133	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046, 144A	26,006,774
10,427,200	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	10,136,961
9,004,891	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	8,950,298
11,229,383	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	10,993,952

		140,985,713

	ABS Student Loan – 0.3%
5,742,613	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	5,719,502
12,172,062	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	11,991,830
5,029,222	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	4,895,028
3,740,781	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,807,655

		26,414,015

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Whole Business – 0.2%
$5,491,405	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	$5,514,518
11,877,030	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	11,881,496

		17,396,014

	Aerospace & Defense – 1.2%
22,001,000	Boeing Co. (The), 1.433%, 2/04/2024	21,967,400
16,774,000	Boeing Co. (The), 5.705%, 5/01/2040	21,544,650
20,949,000	Boeing Co. (The), 5.805%, 5/01/2050	28,367,583
3,211,000	Boeing Co. (The), 5.930%, 5/01/2060	4,455,853
12,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	13,086,241
8,915,000	Textron, Inc., 3.000%, 6/01/2030	9,199,762

		98,621,489

	Airlines – 0.8%
7,734,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	8,042,510
8,850,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	9,458,671
1,616,008	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,678,628
16,151,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	17,637,064
15,602,000	Southwest Airlines Co., 5.125%, 6/15/2027	17,836,559
4,414,568	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,596,051
4,381,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	4,568,222
6,533,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	6,737,156

		70,554,861

	Automotive – 2.1%
6,285,000	Dana, Inc., 4.250%, 9/01/2030	6,371,419
16,276,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	16,316,690
20,142,000	General Motors Co., 5.000%, 4/01/2035	23,770,996
7,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	7,306,520
19,271,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	21,029,479

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$7,091,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	$7,051,189
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	10,612,817
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	7,711,811
16,811,000	Lear Corp., 5.250%, 5/15/2049	21,224,196
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	7,876,215
15,593,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	16,344,252
9,825,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,123,929
16,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	16,736,767
7,096,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	7,466,094

		179,942,374

	Banking – 9.1%
27,986,000	Ally Financial, Inc., 3.050%, 6/05/2023	28,693,006
17,876,000	American Express Co., 2.500%, 7/30/2024	18,468,764
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	10,264,684
13,578,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	13,824,033
14,000,000	Banco Santander S.A., 1.849%, 3/25/2026	13,935,787
3,200,000	Banco Santander S.A., 2.958%, 3/25/2031	3,264,930
28,476,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	30,097,115
8,624,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	8,802,254
31,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	30,896,317
37,210,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	39,790,589
22,064,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	23,522,381
7,864,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	7,797,156
17,513,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	17,041,206
26,613,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	27,388,585
5,935,000	Citigroup, Inc., 4.000%, 8/05/2024	6,322,951

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$25,481,000	Citigroup, Inc., 4.050%, 7/30/2022	$26,000,216
9,645,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	11,015,165
8,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	8,089,699
9,780,000	Deutsche Bank AG, 0.898%, 5/28/2024	9,694,578
10,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	9,988,549
9,382,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	9,591,404
11,985,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,965,331
30,369,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	30,814,411
10,768,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	11,089,423
15,206,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	21,560,568
2,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	2,729,331
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	13,445,444
16,885,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	17,387,215
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	4,786,594
9,258,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	9,509,075
20,006,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	20,052,508
28,355,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	29,134,290
12,576,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,020,859
2,889,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	2,890,520
23,028,000	Morgan Stanley, (fixed rate to 4/05/2023, variable rate thereafter), 0.731%, 4/05/2024	22,956,582
8,931,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	9,628,439
2,867,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,053,212
18,457,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	19,566,093
14,159,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	14,274,178
9,780,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	12,620,112
26,503,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	27,170,808

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$24,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	$24,956,770
14,566,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	14,489,720
18,720,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	19,331,662
12,213,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	12,728,957
21,438,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	22,236,867
17,630,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	17,176,451

		763,064,789

	Brokerage – 0.1%
11,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	12,317,265

	Building Materials – 0.7%
19,920,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	19,899,084
10,762,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	10,722,503
17,576,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	18,895,255
7,260,000	Owens Corning, 4.200%, 12/01/2024	7,763,863
1,112,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,164,709

		58,445,414

	Cable Satellite – 0.7%
23,720,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	23,336,388
14,725,000	Sirius XM Radio, Inc., 4.000%, 7/15/2028, 144A	14,807,313
6,180,000	Time Warner Cable LLC, 4.500%, 9/15/2042	6,737,511
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	949,318
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,801,563
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,369,837
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,325,685

		60,327,615

	Chemicals – 1.4%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,605,975

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$22,620,000	Ashland LLC, 3.375%, 9/01/2031, 144A	$22,450,350
25,853,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	33,350,628
8,792,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	8,945,772
11,671,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	14,340,741
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	12,542,450
3,732,000	RPM International, Inc., 3.450%, 11/15/2022	3,790,847
4,630,000	Sociedad Quimica y Minera de Chile S.A., 3.500%, 9/10/2051, 144A	4,484,479
11,424,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	12,330,266
5,549,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	5,790,215

		119,631,723

	Collateralized Mortgage Obligations – 0.2%
4,239,116	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	4,669,000
294,562	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.431%, 10/20/2060(b)	294,312
220,569	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.601%, 8/20/2062(b)	221,274
9,772	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(d)(e)	9,740
12,993	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(d)(e)	12,650
43,807	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(d)(e)	43,978
69,388	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063(d)(e)	68,680
357,324	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(d)(e)	360,028
8,677,585	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	8,798,951
15,988	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.361%, 5/20/2063(b)(d)(e)	15,866

		14,494,479

	Construction Machinery – 0.4%
5,985,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	6,158,284
5,805,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	5,880,527
7,380,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	7,445,863
4,061,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,199,451

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – continued
$8,795,000	United Rentals North America, Inc., 3.750%, 1/15/2032	$8,856,587

		32,540,712

	Consumer Cyclical Services – 0.2%
7,466,000	Expedia Group, Inc., 3.600%, 12/15/2023	7,757,005
5,734,000	Expedia Group, Inc., 4.625%, 8/01/2027	6,385,207
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	2,020,541
3,523,000	MercadoLibre, Inc., 2.375%, 1/14/2026	3,426,153

		19,588,906

	Consumer Products – 0.3%
881,000	Hasbro, Inc., 3.900%, 11/19/2029	971,334
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	2,131,569
11,615,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	11,397,219
2,823,000	Newell Brands, Inc., 4.875%, 6/01/2025	3,077,070
7,940,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	7,688,302
2,535,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	2,586,258

		27,851,752

	Diversified Manufacturing – 0.0%
2,755,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	2,861,756

	Electric – 1.9%
3,587,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	3,713,980
3,609,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,845,029
9,188,000	Calpine Corp., 3.750%, 3/01/2031, 144A	8,854,935
14,879,000	Calpine Corp., 5.000%, 2/01/2031, 144A	14,879,000
13,220,000	CenterPoint Energy, Inc., SOFR + 0.650%, 0.700%, 5/13/2024(b)	13,224,891
18,219,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	18,173,452
25,885,806	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	29,477,462
3,408,000	DPL, Inc., 4.125%, 7/01/2025	3,562,689

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$3,805,000	DPL, Inc., 4.350%, 4/15/2029	$4,042,813
852,000	Edison International, 4.950%, 4/15/2025	926,603
2,811,000	Enel Americas S.A., 4.000%, 10/25/2026	2,993,715
2,853,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	2,977,819
6,711,000	Entergy Corp., 2.800%, 6/15/2030	6,829,516
14,622,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	14,955,791
7,360,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	7,212,800
9,234,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	9,580,275
6,109,000	PG&E Corp., 5.000%, 7/01/2028	6,425,568
7,133,000	Transelec S.A., 4.250%, 1/14/2025, 144A	7,538,796
3,713,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,879,194

		163,094,328

	Finance Companies – 2.5%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,454,974
1,370,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,398,818
19,050,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	20,302,462
24,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	24,427,565
28,047,000	Ares Capital Corp., 2.150%, 7/15/2026	27,664,368
21,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	21,022,463
18,929,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,222,205
4,133,000	GATX Corp., 4.000%, 6/30/2030	4,601,033
3,315,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,417,298
11,430,000	Navient Corp., 5.000%, 3/15/2027	11,657,000
907,000	Navient Corp., 5.875%, 10/25/2024	967,089
954,000	Navient Corp., 6.750%, 6/15/2026	1,054,504
7,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	8,046,989

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$18,225,000	OneMain Finance Corp., 3.875%, 9/15/2028	$17,860,500
4,537,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	4,437,547
15,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	15,644,343
3,702,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,715,882
12,169,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	12,351,535
4,045,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	4,097,100

		208,343,675

	Financial Other – 0.1%
8,243,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	8,036,925
1,979,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	2,035,263

		10,072,188

	Food & Beverage – 1.5%
22,778,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	28,789,909
12,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	15,071,103
7,743,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	9,583,306
17,808,000	BRF S.A., 5.750%, 9/21/2050, 144A	17,700,796
3,117,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,385,872
12,765,000	Minerva Luxembourg S.A., 4.375%, 3/18/2031, 144A	12,142,834
16,639,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	16,514,208
18,264,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	18,601,884
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,592,447

		123,382,359

	Government Owned—No Guarantee – 2.7%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	7,066,356
18,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	18,113,573
6,577,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	6,630,537
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,347,642

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned—No Guarantee – continued
$19,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	$19,653,198
7,985,000	OCP S.A., 3.750%, 6/23/2031, 144A	7,748,644
19,460,000	OCP S.A., 5.625%, 4/25/2024, 144A	20,815,584
16,491,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	16,552,841
6,236,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	6,386,138
9,288,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	10,232,069
14,555,000	Qatar Energy, 3.125%, 7/12/2041, 144A	14,709,516
8,035,000	SA Global Sukuk Ltd., 0.946%, 6/17/2024, 144A	7,910,875
12,588,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	12,241,830
10,431,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	12,075,447
12,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	18,714,639
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	11,739,848
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,026,333
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,402,590
9,267,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	10,216,960

		225,584,620

	Health Insurance – 0.5%
21,336,000	Centene Corp., 2.500%, 3/01/2031	20,770,916
8,295,000	Centene Corp., 2.625%, 8/01/2031	8,129,100
10,179,000	Centene Corp., 3.375%, 2/15/2030	10,366,192

		39,266,208

	Healthcare – 0.2%
15,396,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	15,761,655

	Home Construction – 0.2%
7,881,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	7,900,703
246,000	Lennar Corp., 4.500%, 4/30/2024	261,296
1,153,000	Lennar Corp., 4.750%, 11/15/2022	1,178,943

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$11,190,000	NVR, Inc., 3.000%, 5/15/2030	$11,627,336

		20,968,278

	Independent Energy – 0.8%
2,626,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,721,398
1,029,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	1,100,773
8,296,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	9,087,747
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	11,448,248
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,811,825
3,766,000	EQT Corp., 3.900%, 10/01/2027	4,039,110
601,000	EQT Corp., 5.000%, 1/15/2029	665,608
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	9,614,998
13,472,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	14,852,880
2,152,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	2,512,460
8,181,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	9,151,512
2,275,000	Southwestern Energy Co., 4.750%, 2/01/2032	2,395,814

		69,402,373

	Industrial Other – 0.3%
8,410,000	CK Hutchison International 20 Ltd., 2.500%, 5/08/2030, 144A	8,508,710
10,277,000	Devon Energy Corp., 4.500%, 1/15/2030	11,033,334
3,408,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	4,873,270

		24,415,314

	Life Insurance – 0.4%
11,059,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	11,270,335
15,491,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	18,484,566
3,077,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	3,348,114

		33,103,015

	Lodging – 0.4%
9,617,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	9,566,415

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Lodging – continued
$20,173,000	Marriott International, Inc., 3.500%, 10/15/2032	$21,126,261

		30,692,676

	Media Entertainment – 0.7%
15,174,000	AMC Networks, Inc., 4.250%, 2/15/2029	15,079,162
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,836,398
6,432,000	Lamar Media Corp., 3.625%, 1/15/2031	6,267,855
1,504,000	Lamar Media Corp., 4.000%, 2/15/2030	1,525,808
8,258,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	8,273,030
13,803,000	Prosus NV, 3.680%, 1/21/2030, 144A	14,205,500
15,950,000	Prosus NV, 3.832%, 2/08/2051, 144A	14,875,912

		62,063,665

	Metals & Mining – 1.0%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,802,030
2,286,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,241,560
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	3,524,273
8,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	10,303,434
15,187,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	15,946,350
16,183,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	16,985,029
30,397,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	29,533,725
6,210,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	6,178,950

		86,515,351

	Midstream – 1.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	626,345
4,890,000	Energy Transfer LP, 5.400%, 10/01/2047	5,738,235
5,900,000	Energy Transfer LP, 5.950%, 10/01/2043	7,091,068
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	11,012,668
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,694,646

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$11,222,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	$11,444,982
7,523,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	7,823,920
3,485,000	EQM Midstream Partners LP, 4.750%, 7/15/2023	3,624,417
5,575,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	6,244,000
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	2,016,328
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,025,074
3,060,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,218,861
10,503,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,142,139
15,243,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	16,287,574
5,653,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	5,610,603
4,932,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	4,981,320
6,694,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	6,961,760
6,783,000	Southern Natural Gas Co. LLC, 0.625%, 4/28/2023, 144A	6,742,800
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	996,960
17,438,000	Williams Cos., Inc. (The), 3.500%, 11/15/2030	18,534,987

		132,818,687

	Mortgage Related – 25.7%
64,974,782	FHLMC, 1.500%, with various maturities from 2050 to 2051(c)(f)	62,516,385
169,903,038	FHLMC, 2.000%, with various maturities from 2050 to 2051(c)(f)	169,988,884
47,369,135	FHLMC, 2.500%, with various maturities from 2050 to 2051(f)	48,334,223
18,295,075	FHLMC, 3.000%, with various maturities from 2042 to 2050(f)	19,106,403
13,176,205	FHLMC, 3.500%, with various maturities from 2043 to 2050(f)	14,118,059
2,454,483	FHLMC, 4.000%, with various maturities from 2044 to 2048(f)	2,650,123
62,280,802	FHLMC, 4.500%, with various maturities from 2041 to 2049(f)	66,767,558
144,051,641	FHLMC, 5.000%, with various maturities from 2048 to 2050(c)(f)	157,430,222
5,231	FHLMC, 6.000%, 6/01/2035	6,029

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$45,592,962	FNMA, 1.500%, with various maturities in 2051(c)(f)	$44,042,405
308,256,257	FNMA, 2.000%, with various maturities from 2050 to 2051(c)(f)	308,228,996
65,387,694	FNMA, 2.500%, with various maturities from 2045 to 2051(f)	66,957,011
55,387,095	FNMA, 3.000%, with various maturities from 2045 to 2050(c)(f)	57,761,829
41,076,318	FNMA, 3.500%, with various maturities from 2043 to 2050(f)	43,313,591
157,906,974	FNMA, 4.000%, with various maturities from 2041 to 2050(c)(f)	168,228,985
175,754,564	FNMA, 4.500%, with various maturities from 2043 to 2050(c)(f)	188,477,093
31,933,104	FNMA, 5.000%, with various maturities from 2048 to 2050(f)	34,892,382
5,091,168	FNMA, 5.500%, 4/01/2050	5,573,978
3,598,618	FNMA, 6.000%, with various maturities from 2034 to 2049(f)	3,982,486
5,972	FNMA, 6.500%, with various maturities from 2029 to 2031(f)	6,599
20,206	FNMA, 7.000%, with various maturities in 2030(f)	21,618
12,044	FNMA, 7.500%, with various maturities from 2024 to 2032(f)	13,421
10,926	GNMA, 3.841%, 7/20/2063(a)	11,361
1,282	GNMA, 3.890%, 12/20/2062(a)	1,312
5,849	GNMA, 4.063%, 5/20/2063(a)	6,031
28,162	GNMA, 4.123%, 7/20/2063(a)	28,516
4,968	GNMA, 4.316%, 8/20/2061(a)	5,267
19,654	GNMA, 4.390%, with various maturities in 2062(a)(f)	19,723
4,416,772	GNMA, 4.395%, 11/20/2066(a)	4,690,052
6,219,734	GNMA, 4.407%, 12/20/2066(a)	6,684,387
1,902,683	GNMA, 4.408%, 10/20/2066(a)	2,039,252
2,585,881	GNMA, 4.417%, 2/20/2066(a)	2,764,925
2,131	GNMA, 4.422%, 5/20/2063(a)	2,246
1,197,144	GNMA, 4.444%, 2/20/2066(a)	1,277,171
1,857,235	GNMA, 4.512%, 6/20/2066(a)	1,991,165

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$3,392,215	GNMA, 4.514%, 12/20/2064(a)	$3,558,123
2,505,125	GNMA, 4.531%, 12/20/2063(a)	2,600,367
2,103,976	GNMA, 4.532%, 9/20/2066(a)	2,249,118
2,621,833	GNMA, 4.538%, 2/20/2065(a)	2,772,790
3,058,218	GNMA, 4.550%, 6/20/2066(a)	3,261,196
1,324,752	GNMA, 4.551%, 1/20/2065(a)	1,397,609
4,218,720	GNMA, 4.577%, 12/20/2064(a)	4,437,199
2,536,911	GNMA, 4.581%, 6/20/2064(a)	2,653,811
1,540,945	GNMA, 4.592%, 4/20/2066(a)	1,637,603
4,273,818	GNMA, 4.601%, 2/20/2065(a)	4,535,348
4,229,809	GNMA, 4.613%, 10/20/2064(a)	4,460,708
494,421	GNMA, 4.616%, 1/20/2064(a)	511,257
1,936,842	GNMA, 4.620%, 3/20/2065(a)	2,047,667
20,683	GNMA, 4.630%, 12/20/2061(a)	20,486
2,796,707	GNMA, 4.636%, 3/20/2066(a)	3,009,116
5,809,189	GNMA, 4.641%, 12/20/2066(a)	6,244,514
2,518,327	GNMA, 4.665%, 1/20/2064(a)	2,603,045
3,409,021	GNMA, 4.666%, 1/20/2065(a)	3,609,248
3,611,644	GNMA, 4.667%, 6/20/2064(a)	3,778,983
1,566,752	GNMA, 4.693%, 6/20/2066(a)	1,693,292
45,848	GNMA, 4.700%, with various maturities from 2062 to 2063(a)(f)	46,738
2,916,823	GNMA, 4.715%, 1/20/2064(a)	3,053,708
100,915	GNMA, 5.500%, 4/15/2038	115,766
23,641	GNMA, 6.000%, with various maturities from 2029 to 2038(f)	26,530
24,072	GNMA, 6.500%, with various maturities from 2029 to 2032(f)	26,424
32,502	GNMA, 7.000%, 9/15/2025	33,489

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$2,977	GNMA, 7.500%, with various maturities from 2025 to 2030(f)	$3,123
88,443,000	UMBS® (TBA), 1.500%, 1/01/2037(g)	88,679,675
153,467,000	UMBS® (TBA), 2.000%, 2/01/2052(g)	152,652,448
349,627,000	UMBS® (TBA), 2.500%, 2/01/2052(g)	355,815,447
26,588,000	UMBS® (TBA), 3.000%, 2/01/2052(g)	27,503,686

		2,166,978,202

	Natural Gas – 0.2%
11,262,000	Atmos Energy Corp., 0.625%, 3/09/2023	11,218,791
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,753,098

		13,971,889

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1-month LIBOR + 0.874%, 0.984%, 10/15/2038, 144A(b)(c)	22,079,965
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,718,671
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,618,898
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	13,445,420
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	6,500,009
7,135,000	BPR Trust, Series 2021-NRD, Class A, 30-day Average SOFR + 1.525%, 1.625%, 12/15/2023, 144A(b)	7,117,305
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	15,103,914
18,570,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(c)	19,677,915
9,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	10,255,171
915,412	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.987%, 7/10/2046, 144A(a)	926,306
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037, 144A	2,177,626
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	11,958,083
6,366,877	Extended Stay America Trust, Series 2021-ESH, Class A, 1-month LIBOR + 1.080%, 1.190%, 7/15/2038, 144A(b)	6,375,258
1,477,314	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.360%, 7/15/2038, 144A(b)	1,477,313
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.158%, 8/10/2044, 144A(a)	4,748,065
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,298,278

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	$6,940,267
8,370,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 1.060%, 11/15/2038, 144A(b)	8,359,929
3,825,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151%, 8/15/2046(a)	3,944,029
6,909,759	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	7,005,303
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.887%, 6/15/2044, 144A(a)	4,726,279
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,479,504

		165,933,508

	Oil Field Services – 0.3%
25,364,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	26,305,258

	Paper – 0.4%
4,915,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,222,237
13,075,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	15,052,724
8,445,000	Suzano Austria GmbH, 3.125%, 1/15/2032	8,170,622
8,529,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,667,682

		37,113,265

	Pharmaceuticals – 0.4%
9,325,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	8,206,000
3,863,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	3,999,905
12,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,546,960
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	8,119,160
2,903,000	Viatris, Inc., 4.000%, 6/22/2050	3,091,943

		34,963,968

	Property & Casualty Insurance – 0.1%
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,659,400
7,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	8,634,996

		11,294,396

	Refining – 0.2%
12,089,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	12,769,127

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs—Apartments – 0.0%
$1,220,000	American Homes 4 Rent, 2.375%, 7/15/2031	$1,195,643
1,715,000	American Homes 4 Rent, 3.375%, 7/15/2051	1,721,649

		2,917,292

	REITs—Diversified – 0.3%
3,790,000	EPR Properties, 3.600%, 11/15/2031	3,749,608
16,503,000	iStar, Inc., 4.250%, 8/01/2025	16,874,317
1,267,000	iStar, Inc., 4.750%, 10/01/2024	1,314,513

		21,938,438

	REITs—Health Care – 0.1%
5,434,000	Welltower, Inc., 2.750%, 1/15/2031	5,535,275

	REITs—Shopping Centers – 0.0%
2,026,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,210,737

	Retailers – 0.9%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	3,756,087
1,097,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	1,118,940
1,942,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	1,973,558
27,444,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	29,228,134
10,585,000	Falabella S.A., 3.375%, 1/15/2032, 144A	10,479,150
1,820,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	1,813,175
856,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	896,352
4,042,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,319,888
3,889,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	3,893,861
3,280,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,365,083
10,257,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	10,949,347
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,330,036

		76,123,611

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – 3.3%
$13,213,000	Colombia Government International Bond, 4.125%, 5/15/2051	$10,722,349
23,769,000	Dominican Republic, 4.875%, 9/23/2032, 144A	24,155,246
11,070,000	Dominican Republic, 5.300%, 1/21/2041, 144A	10,931,625
16,076,000	Egypt Government International Bond, 5.875%, 2/16/2031, 144A	14,222,116
6,795,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	6,798,398
8,600,000	Kenya Government International Bond, 6.300%, 1/23/2034, 144A	8,438,062
27,253,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	29,025,317
14,611,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	13,241,219
6,285,000	Oman Sovereign Sukuk Co., 4.875%, 6/15/2030, 144A	6,680,452
2,980,000	Peruvian Government International Bond, 2.392%, 1/23/2026	3,024,730
7,473,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	9,283,648
17,772,000	Republic of Ghana, 7.750%, 4/07/2029, 144A	14,855,508
9,432,000	Republic of Oman, 3.875%, 3/08/2022, 144A	9,466,144
10,029,000	State of Qatar, 3.875%, 4/23/2023, 144A	10,426,650
18,089,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	15,976,386
4,253,157,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	91,288,734

		278,536,584

	Supermarkets – 0.3%
15,901,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	16,199,144
12,271,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 3/15/2029, 144A	12,295,051

		28,494,195

	Technology – 2.6%
3,425,000	Baidu, Inc., 2.375%, 10/09/2030	3,328,107
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,684,764
4,890,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	4,919,136
12,754,000	Corning, Inc., 5.450%, 11/15/2079	16,837,202
3,133,000	Equifax, Inc., 2.600%, 12/15/2025	3,242,144

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 2,544,000	Equifax, Inc., 3.300%, 12/15/2022	$2,588,971
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	6,134,442
13,320,000	HCL America, Inc., 1.375%, 3/10/2026, 144A	12,994,459
7,756,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	8,184,127
17,421,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	22,803,033
16,919,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	17,099,864
6,975,000	Jabil, Inc., 3.000%, 1/15/2031	7,164,907
13,294,000	Microchip Technology, Inc., 2.670%, 9/01/2023	13,577,093
6,371,000	Microchip Technology, Inc., 4.333%, 6/01/2023	6,640,784
6,151,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	6,449,825
17,571,000	Oracle Corp., 4.100%, 3/25/2061	18,312,808
4,505,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	4,507,897
5,778,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	6,038,010
1,475,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,666,750
1,374,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,408,350
2,060,000	Seagate HDD Cayman, 4.125%, 1/15/2031	2,143,265
5,644,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,763,935
7,989,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	7,960,639
16,293,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	15,052,840
18,432,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	18,904,596

		218,407,948

	Tobacco – 0.4%
3,362,000	Altria Group, Inc., 2.350%, 5/06/2025	3,440,920
31,751,000	BAT Capital Corp., 2.789%, 9/06/2024	32,711,311

		36,152,231

	Transportation Services – 0.1%
9,293,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	9,559,573

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – 10.6%
8,918,100(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	$41,055,360
25,562,431(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	132,199,797
468,727,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	10,391,793
132,590,000	U.S. Treasury Bond, 1.750%, 8/15/2041	128,550,148
91,015,000	U.S. Treasury Bond, 1.875%, 11/15/2051	90,289,724
194,760,000	U.S. Treasury Bond, 2.000%, 11/15/2041(c)	196,981,481
65,265,000	U.S. Treasury Bond, 2.000%, 8/15/2051	66,529,509
10,150,000	U.S. Treasury Bond, 2.250%, 5/15/2041	10,660,672
4,360,000	U.S. Treasury Bond, 2.375%, 5/15/2051	4,815,756
110,650,000	U.S. Treasury Note, 1.250%, 12/31/2026	110,528,977
18,285,000	U.S. Treasury Note, 1.250%, 8/15/2031	17,876,445
1,720,000	U.S. Treasury Note, 1.375%, 12/31/2028	1,712,206
25,805,000	U.S. Treasury Note, 1.375%, 11/15/2031	25,478,406
48,519,600	U.S. Treasury Note, 3.125%, 11/15/2028	53,930,673
93,095,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,063,939

		893,064,886

	Utility Other – 0.4%
25,522,415	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	30,244,062

	Wireless – 1.1%
12,135,000	America Movil SAB de CV, 2.875%, 5/07/2030	12,587,136
19,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,836,188
983,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,111,724
5,305,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	5,212,216
7,180,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	7,024,194
5,452,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	5,492,944
17,920,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	17,203,200

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$18,764,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	$20,523,190

		89,990,792

	Wirelines – 0.7%
22,028,000	AT&T, Inc., 1.700%, 3/25/2026	21,914,224
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	8,026,769
2,128,000	AT&T, Inc., 3.550%, 9/15/2055	2,135,722
3,863,000	AT&T, Inc., 3.650%, 6/01/2051	4,000,696
15,891,000	AT&T, Inc., 3.650%, 9/15/2059	16,048,147
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	7,848,565

		59,974,123

	Total Non-Convertible Bonds (Identified Cost $7,156,010,025)	7,227,410,863

Municipals – 0.2%
	Virginia – 0.2%
14,765,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	16,057,335

	Total Municipals (Identified Cost $14,765,000)	16,057,335

	Total Bonds and Notes (Identified Cost $7,170,775,025)	7,243,468,198

Senior Loans – 5.2%
	Aerospace & Defense – 0.2%
12,784,800	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.354%, 12/09/2025(b)(h)	12,597,886
6,312,418	TransDigm, Inc., 2020 Term Loan G, 1-month LIBOR + 2.250%, 2.354%, 8/22/2024(b)(h)	6,236,163

		18,834,049

	Automotive – 0.0%
2,703,550	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.375%, 9/19/2026(b)(h)	2,656,238
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 1.862%, 3/25/2024(a)(h)	1,482,201

		4,138,439

	Brokerage – 0.2%
5,527,722	AllSpring Buyer LLC, Term Loan B, 2-month LIBOR + 3.250%, 3.750%, 11/01/2028(b)(h)	5,539,219

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Brokerage – continued
$ 10,131,753	Citadel Securities LP, 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.604%, 2/02/2028(b)(h)	$10,060,729

		15,599,948

	Building Materials – 0.8%
19,540,101	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.104%, 1/15/2027(b)(h)	19,393,550
15,252,585	Beacon Roofing Supply, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 2.354%, 5/19/2028(b)(h)	15,153,443
10,106,869	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.500%, 2.604%, 2/01/2027(b)(h)	9,983,464
7,323,510	Quikrete Holdings, Inc., 2021 Term Loan B1, 6/11/2028(i)	7,303,151
17,914,521	Summit Materials Cos. I LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 11/21/2024(b)(h)	17,901,085

		69,734,693

	Cable Satellite – 0.5%
12,213,170	CSC Holdings LLC, 2017 Term Loan B1, 3-month LIBOR + 2.250%, 2.360%, 7/17/2025(b)(h)	12,014,706
4,217,424	Telenet Financing USD LLC, 2020 USD Term Loan AR, 3-month LIBOR + 2.000%, 2.110%, 4/30/2028(b)(h)	4,138,347
9,994,764	UPC Broadband Holding BV, 2020 USD Term Loan AT, 3-month LIBOR + 2.250%, 2.360%, 4/30/2028(b)(h)	9,861,534
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 3-month LIBOR + 2.500%, 2.610%, 1/31/2028(b)(h)	12,283,555

		38,298,142

	Chemicals – 0.0%
4,059,800	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.104%, 8/08/2024(b)(h)	4,021,760

	Consumer Cyclical Services – 0.2%
429,296	FrontDoor, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 2.354%, 6/17/2028(b)(h)	427,150
4,333,225	RE/MAX International, Inc., 2021 Term Loan B, 3-month LIBOR + 2.500%, 3.000%, 7/21/2028(b)(j)	4,306,142
11,023,383	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 1.854%, 11/16/2026(b)(h)	10,913,149

		15,646,441

	Consumer Products – 0.1%
6,412,998	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.353%, 4/07/2025(b)(h)	6,324,819
4,720,849	SRAM LLC, 2021 Term Loan B, LIBOR + 2.750%, 3.250%, 5/18/2028(a)(j)	4,714,948

		11,039,767

	Electric – 0.2%
5,756,925	Calpine Corp., 2019 Term Loan B10, 1-month LIBOR + 2.000%, 2.104%, 8/12/2026(b)(h)	5,678,977
4,349,569	Calpine Corp., Term Loan B9, 1-month LIBOR + 2.000%, 2.110%, 4/05/2026(b)(h)	4,297,244

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Electric – continued
$9,879,550	Pacific Gas & Electric Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.500%, 6/23/2025(b)(j)	$9,760,995

		19,737,216

	Food & Beverage – 0.1%
8,942,631	Aramark Services, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.601%, 4/06/2028(b)(h)	8,886,739

	Gaming – 0.2%
4,351,680	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.110%, 12/27/2024(b)(h)	4,329,921
10,037,196	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 2.000%, 2.110%, 3/17/2028(b)(h)	9,961,917

		14,291,838

	Industrial Other – 0.3%
14,330,952	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 9/07/2028(b)(j)	14,330,952
7,751,425	AECOM, 2021 Term Loan B, 1-month LIBOR + 1.750%, 1.852%, 4/13/2028(b)(h)	7,751,425

		22,082,377

	Media Entertainment – 0.5%
4,810,738	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(b)(k)	4,804,051
8,712,049	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.602%, 11/18/2024(b)(h)	8,590,080
3,468,383	Lamar Media Corp., 2020 Term Loan B, 3-month LIBOR + 1.500%, 1.610%, 2/05/2027(b)(h)	3,442,370
10,888,398	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.102%, 10/04/2023(b)(h)	10,877,836
5,913,875	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.610%, 9/30/2026(b)(h)	5,766,028
6,690,750	WMG Acquisition Corp., 2021 Term Loan G, 1-month LIBOR + 2.125%, 2.229%, 1/20/2028(b)(h)	6,660,642

		40,141,007

	Midstream – 0.1%
7,429,333	DT Midstream, Inc., Term Loan B, LIBOR + 2.000%, 2.500%, 6/26/2028(a)(j)	7,439,809

	Pharmaceuticals – 0.4%
4,275,592	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.854%, 11/27/2025(b)(h)	4,247,971
6,233,458	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.500%, 3.500%, 3/01/2024(b)(l)	6,226,352
19,522,983	Elanco Animal Health, Inc., Term Loan B, 3-month LIBOR + 1.750%, 1.849%, 8/01/2027(b)(h)	19,248,490
4,639,811	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 11/15/2027(b)(h)	4,570,214

		34,293,027

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Property & Casualty Insurance – 0.1%
$ 2,652,275	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.224%, 5/16/2024(b)(h)	$2,630,022
2,082,534	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 3.474%, 12/02/2026(b)(h)	2,066,541

		4,696,563

	Restaurants – 0.2%
18,125,100	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 1.854%, 11/19/2026(b)(h)	17,853,224

	Retailers – 0.1%
7,621,117	Restoration Hardware, Inc., Term Loan B, 3-month LIBOR + 2.500%, 3.000%, 10/20/2028(b)(j)	7,598,254

	Technology – 0.6%
9,752,407	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 1.851%, 1/02/2026(b)(h)	9,593,931
19,623,206	ON Semiconductor Corp., 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 9/19/2026(b)(h)	19,591,416
1,919,856	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 2/22/2024(b)(h)	1,872,820
3,538,162	Sabre GLBL, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.500%, 4.000%, 12/17/2027(b)(j)	3,489,512
5,640,040	Sabre GLBL, Inc., 2021 Term Loan B2, 1-month LIBOR + 3.500%, 4.000%, 12/17/2027(b)(j)	5,562,490
9,447,102	SS&C Technologies, Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 1.854%, 4/16/2025(b)(h)	9,338,838

		49,449,007

	Transportation Services – 0.2%
10,361,562	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.604%, 2/25/2027(b)(h)	10,356,381
4,661,452	WEX, Inc., 2021 Term Loan, 1-month LIBOR + 2.250%, 2.354%, 3/31/2028(b)(h)	4,632,318

		14,988,699

	Wireless – 0.2%
2,244,903	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.125%, 3.229%, 11/03/2023(b)(h)	2,237,697
15,658,698	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.354%, 12/23/2026(b)(h)	15,541,257

		17,778,954

	Total Senior Loans (Identified Cost $438,120,025)	436,549,953

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 16.0%
$783,425,254	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $783,425,254 on 1/03/2022 collateralized by $74,555,000 U.S. Treasury Bond, 4.375% due 11/15/2039 valued at $103,765,426; $113,000,000 U.S. Treasury Bond, 4.625% due 2/15/2040 valued at $162,040,193; $300,000,000 U.S. Treasury Bond, 1.125% due 5/15/2040 valued at $262,542,169; $300,000,000 U.S. Treasury Bond, 1.125% due 8/15/2040 valued at $262,230,526; $6,174,900 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $8,515,570 including accrued interest(m)	$783,425,254
108,840,000	U.S. Treasury Bills, 0.001%, 1/06/2022(n)	108,839,964
68,560,000	U.S. Treasury Bills, 0.001%, 1/18/2022(n)	68,559,572
72,845,000	U.S. Treasury Bills, 0.005%, 1/11/2022(n)	72,844,919
5,255,000	U.S. Treasury Bills, 0.042%, 4/21/2022(n)	5,253,837
213,860,000	U.S. Treasury Bills, 0.060%-0.070%, 4/28/2022(n)(o)	213,807,908
93,385,000	U.S. Treasury Bills, 0.072%-0.078%, 4/12/2022(n)(o)	93,367,023

	Total Short-Term Investments (Identified Cost $1,346,105,653)	1,346,098,477

	Total Investments – 107.1% (Identified Cost $8,955,000,703)	9,026,116,628
	Other assets less liabilities – (7.1)%	(599,096,689)

	Net Assets – 100.0%	$8,427,019,939

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Short sales of debt securities are valued based on an evaluated ask price furnished to the Fund by an independent pricing service.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of these securities amounted to $510,942 or less than 0.1% of net assets.
(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added.
(i)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $2,142,860,817 or 25.4% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities
MXN	Mexican Peso
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$13,983,537	$510,942	(a)	$14,494,479
All Other Non-Convertible Bonds*	—	7,212,916,384	—		7,212,916,384

Total Non-Convertible Bonds	—	7,226,899,921	510,942		7,227,410,863

Municipals*	—	16,057,335	—		16,057,335

Total Bonds and Notes	—	7,242,957,256	510,942		7,243,468,198

Senior Loans*	—	436,549,953	—		436,549,953
Short-Term Investments	—	1,346,098,477	—		1,346,098,477

Total	$—	$9,025,605,686	$510,942		$9,026,116,628

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$1,001,922	$—	$(8,940)	$10,523	$1,296	$(493,859)	$—	$—	$510,942	$1,558

Industry Summary at December 31, 2021 (Unaudited)
Mortgage Related	25.7%
Treasuries	10.6
Banking	9.1
Sovereigns	3.3
Technology	3.2
Government Owned—No Guarantee	2.7
Finance Companies	2.5
Automotive	2.1
Electric	2.1
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	27.8
Short-Term Investments	16.0

Total Investments	107.1
Other assets less liabilities	(7.1)

Net Assets	100.0%